Note 22 - Assets and Liabilities under reinsurance and insurance contracts - Liabilities Under Reassurance And Assurance Contracts (Details) - EUR (€)		Jun. 30, 2020	Dec. 31, 2019
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		€ 9,462,000,000	€ 10,606,000,000
Mathematical reserves [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	[1]	8,310,000,000	9,247,000,000
Provision for unpaid claims reported [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		652,000,000	641,000,000
Provisions for unexpired risks and other provisions [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		500,000,000	718,000,000
Total
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		€ 9,462,000,000	€ 10,606,000,000

[1]	(*) The variation corresponds mainly to the decrease in Mexico.